Income Taxes - Movements of valuation allowance of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Movements of valuation allowance of deferred tax assets
Balance at beginning of the year	¥ 364,750		¥ 319,780	¥ 333,467
Provided	96,610		58,979	41,912
Addition due to acquisition				5,615
Write off	(1,853)		(11,425)	(52,995)
Reversal	(206,489)		(2,584)	(8,219)
Balance at ending of the year	¥ 253,018	$ 36,181	¥ 364,750	¥ 319,780